25. Segments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Current	R$ 3,344,998	R$ 2,080,714
Noncurrent	6,659,750	6,323,641
Total assets	10,004,748	8,404,355
Liabilities
Current	5,750,045	4,848,742
Noncurrent	7,323,649	6,912,364
Total equity (deficit)	(3,068,946)	(3,356,751)	R$ (4,322,440)	R$ (332,974)
Total liabilities and equity	10,004,748	8,404,355
Flight transportation [Member]
Assets
Current	2,389,146	1,426,750
Noncurrent	6,769,399	6,474,404
Total assets	9,158,545	7,901,154
Liabilities
Current	5,508,427	4,767,322
Noncurrent	7,131,078	6,782,835
Total equity (deficit)	(3,480,960)	(3,649,003)
Total liabilities and equity	9,158,545	7,901,154
Smiles loyalty program [Member]
Assets
Current	1,901,672	1,413,422
Noncurrent	269,239	513,456
Total assets	2,170,911	1,926,878
Liabilities
Current	1,096,357	1,061,806
Noncurrent	202,835	229,725
Total equity (deficit)	871,719	635,347
Total liabilities and equity	2,170,911	1,926,878
Combined information [Member]
Assets
Current	4,290,818	2,840,172
Noncurrent	7,038,638	6,987,860
Total assets	11,329,456	9,828,032
Liabilities
Current	6,604,784	5,829,128
Noncurrent	7,333,913	7,012,560
Total equity (deficit)	(2,609,241)	(3,013,656)
Total liabilities and equity	11,329,456	9,828,032
Eliminations [Member]
Assets
Current	(945,820)	(759,458)
Noncurrent	(378,888)	(664,219)
Total assets	(1,324,708)	(1,423,677)
Liabilities
Current	(854,739)	(980,386)
Noncurrent	(10,264)	(100,196)
Total equity (deficit)	(459,705)	(343,095)
Total liabilities and equity	R$ (1,324,708)	R$ (1,423,677)